UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF

REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-22369

Western Asset Mortgage Defined Opportunity Fund Inc.

(Exact name of registrant as specified in charter)

620 EIGHTH AVENUE, 49TH FLOOR, NEW YORK, NEW YORK 10018

(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.

100 First Stamford Place

Stamford, Connecticut 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-888-777-0102

Date of fiscal year end: December 31

Date of reporting period: July 1, 2014–June 30, 2015

Item 1. Proxy Voting Record

******************************* FORM N-Px REPORT *******************************

ICA File Number: 811-22369
Reporting Period: 07/01/2014 - 06/30/2015
Western Asset Mortgage Defined Opportunity Fund Inc

============= Western Asset Mortgage Defined Opportunity Fund Inc ==============

MORGAN STANLEY MORTGAGE LOAN

Ticker:       MS             Security ID:  61748HBN0
Meeting Date: APR 20, 2015   Meeting Type: CONSENT
Record Date:  FEB 20, 2015

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
      TO SUPPORT THE ACTIONS DESCRIBED IN     FOR       AGAINST      Management
CONSENTTHE EXPLANATORY MEMORANDUM.

========== END NPX REPORT

SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Western Asset Mortgage Defined Opportunity Fund Inc.

By:	/s/ Jane E. Trust Jane E. Trust Chairman, President and Chief Executive Officer

Date:	August 17, 2015